CONSOLIDATED BALANCE SHEETS - USD ($)	May 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Current Assets:
Cash	$ 0	$ 4,652	$ 4,832
Total Current Assets	0	4,652	4,832
TOTAL ASSETS	0	4,652	4,832
Current Liabilities:
Accounts Payable	0	11,688	2,586
Accounts Payable - Related Party	0	6,200	0
Accrued Interest	33,541	28,306	21,307
Accrued Interest - Related Party	3,449	857	0
Note Payable - Related Party	51,058	22,554	0
Note Payable to Shareholder	70,000	70,000	70,000
Total Current Liabilities	158,048	139,605	93,893
Total Liabilities	158,048	139,605	93,893
Stockholder's Deficit
Preferred Stock value	0	0	0
Common Stock value	18,386	18,386	5,386
Additional Paid-In Capital	584,665	584,665	556,711
Accumulated Deficit	(761,099)	(738,004)	(651,158)
Total Stockholder's Deficit	(158,048)	(134,953)	(89,061)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 0	$ 4,652	$ 4,832